Assets and liabilities included in disposal group classified as held for sale (Details) - GBP (£) £ in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure Of Assets And Liabilities Classified As Held For Sale [Line Items]
Property, plant and equipment	£ 3,504	£ 3,604
Other assets	5,100	4,819
Total assets classified as held for sale	5,585	9,854
Other liabilities	10,194	10,611
Provisions	1,364	1,383
Total liabilities classified as held for sale	0	3,726
Net assets classified as held for sale	5,585	6,128
Disposal groups classified as held for sale
Disclosure Of Assets And Liabilities Classified As Held For Sale [Line Items]
Loans and advances to customers	5,464	9,544
Intangible assets	10	25
Property, plant and equipment	0	24
Other assets	111	261
Deposits from customers	0	3,647
Other liabilities	0	77
Provisions	£ 0	£ 2